Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2021 MXN ($)
Cash [Member]
Statement [line items]
Assets of benefit plan	$ 15,461,286